UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     December 31, 2006

Check here if Amendment [   ]; Amendment Number: ____
        This Amendment (Check only one.):   [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                 Metropolitan Capital Advisors, Inc.
Address:              660 Madison Avenue, 20th Floor
                      New York, NY 10021

Form 13F File Number: 28-10700

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:                 Karen Finerman
Title:                President
Phone:                (212) 486-8100

Signature, Place, and Date of Signing:

/s/ Karen Finerman                New York, NY             February 13, 2007
    [Signature]                    [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     41

Form 13F Information Table Value Total:     328,335
                                            (thousands)
List of Other Included Managers:            None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                     FORM 13F INFORMATION TABLE
                                     NAME OF REPORTING MANAGER:
                                 METROPOLITAN CAPITAL ADVISORS, INC.
                                          As of 12/31/06
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  Column 1                    Column 2      Column 3   Column 4         Column 5          Column 6     Column 7      Column 8

  Name of                     Title of       CUSIP      Value     Shares or  SH/ PUT/    Investment     Other        Voting
  Issuer                       Class         Number    ($1,000)   Principal  PRN CALL    Discretion    Managers      Authority
                                                                  Amount

                                                                                                                Sole   Shared  None

Altria Group Inc.             COM           02209S103   56,186      654,700  SH  CALL    SHARED-DEFINED           654,700
American Express              COM           025816109    9,161      151,000  SH          SHARED-DEFINED           151,000
Bank of America               COM           060505104   10,602      198,570  SH          SHARED-DEFINED           198,570
BEA Systems Inc.              COM           073325102    5,791      460,300  SH          SHARED-DEFINED           460,300
Bennett Environmental         COM           081906109      588      713,600  SH          SHARED-DEFINED           713,600
Blockbuster Inc.              CL B          093679207    6,589    1,344,700  SH          SHARED-DEFINED         1,344,700
Capital One Financial Corp    COM           14040H105    2,197       28,600  SH          SHARED-DEFINED            28,600
                              SPON ADR 5
Cemex SA                      ORD           151290889    5,448      160,800  SH          SHARED-DEFINED           160,800
Ceridian Corp                 COM           156779100    4,096      146,400  SH          SHARED-DEFINED           146,400
Citigroup Inc                 COM           172967101    4,601       82,600  SH          SHARED-DEFINED            82,600
Commscope Inc.                COM           203372107      796       26,100  SH          SHARED-DEFINED            26,100
Cyberonics Inc.               COM           23251P102   38,067    1,844,312  SH          SHARED-DEFINED         1,844,312
Dynegy Inc.                   COM           26876Q101    1,946      268,800  SH          SHARED-DEFINED           268,800
ElkCorp                       COM           287456107    4,413      107,400  SH          SHARED-DEFINED           107,400
Energy Partners Ltd.          COM           29270U105    4,400      180,200  SH          SHARED-DEFINED           180,200
Fibertower Corp               COM           31567R100    1,148      195,200  SH          SHARED-DEFINED           195,200
First Acceptance Corp         COM           25388K104    3,487      325,300  SH          SHARED-DEFINED           325,300
First Data  Corp              COM           319963104    7,360      288,400  SH          SHARED-DEFINED           288,400
Flowserve Corp                COM           34354P105   14,732      291,900  SH          SHARED-DEFINED           291,900
General Electric Co.          COM           35687M107    9,105      244,700  SH          SHARED-DEFINED           244,700
Golar LNG Ltd                 SHS           G9456A100    2,875      193,000  SH          SHARED-DEFINED           193,000
Illinois Tool Works           COM           452308109      942       20,400  SH          SHARED-DEFINED            20,400
J. P. Morgan                  COM           46625H100    1,966       40,700  SH          SHARED-DEFINED            40,700
Johnson & Johnson             COM           478160104      522        7,900  SH          SHARED-DEFINED             7,900
Kaiser Aluminum Corp          COM PAR $.01  483007704    5,788      103,400  SH          SHARED-DEFINED           103,400
Microsoft Corp                COM           594918104    4,007      134,200  SH          SHARED-DEFINED           134,200
Microsoft Corp                COM           594918104   25,751      862,400  SH  CALL    SHARED-DEFINED           862,400
Mueller Water Products Inc.   COM SER A     624758108    4,971      334,303  SH          SHARED-DEFINED           334,303
Mueller Water Products Inc.   COM SER B     624758207    8,012      537,697  SH          SHARED-DEFINED           537,697
Nisource Inc                  COM           65473P105      906       37,600  SH          SHARED-DEFINED            37,600
Peabody Energy Corp           COM           704549104    2,631       65,100  SH          SHARED-DEFINED            65,100
Procter & Gamble Co.          COM           742718109      684       10,650  SH          SHARED-DEFINED            10,650
Procter & Gamble Co.          COM           742718109    6,684      104,000  SH  CALL    SHARED-DEFINED           104,000
Regions Financial Corp.       COM           65473P105    1,496       40,000  SH          SHARED-DEFINED            40,000
Rockwood Holdings Inc         COM           774415103    6,196      245,300  SH          SHARED-DEFINED           245,300
St. Jude Medical Inc.         COM           790849103    8,566      234,300  SH          SHARED-DEFINED           234,300
Stone Energy Corp             COM           861642106    1,527       43,200  SH          SHARED-DEFINED            43,200
Transdigm Group               COM           893641100    5,413      204,200  SH          SHARED-DEFINED           204,200
Tyco International Ltd.       COM           902124106   29,926      984,400  SH          SHARED-DEFINED           984,400
USG Corp.                     COM NEW       903293405    4,055       74,000  SH          SHARED-DEFINED            74,000
Wal-Mart                      COM           931142103   14,048      304,200  SH          SHARED-DEFINED           304,200
Western Union Company         COM           959802109      655       29,200  SH          SHARED-DEFINED            29,200

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